Annual Fund Operating Expenses	Jan. 31, 2025
MassMutual U.S. Government Money Market Fund | MassMutual U.S. Government Money Market Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.54%
MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.49%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.59%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.69%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.79%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.94%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.19%	[1]
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.59%	[1]
MassMutual Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.34%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.44%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.54%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.64%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.79%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.84%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	1.04%	[2]
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.44%	[2]
MassMutual Diversified Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.59%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.69%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.79%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.89%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.04%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.09%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.29%	[3]
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.69%	[3]
MassMutual Balanced Fund | MassMutual Balanced Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.82%
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.92%
MassMutual Balanced Fund | MassMutual Balanced Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.02%
MassMutual Balanced Fund | MassMutual Balanced Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.12%
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.27%
MassMutual Balanced Fund | MassMutual Balanced Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.32%
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.52%
MassMutual Balanced Fund | MassMutual Balanced Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.92%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.59%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.69%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.79%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.89%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.04%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.09%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.29%
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.69%
MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.65%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.85%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.95%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.10%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.15%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.35%	[4]
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MassMutual Global Fund | MassMutual Global Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%
MassMutual Global Fund | MassMutual Global Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.03%
MassMutual Global Fund | MassMutual Global Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.13%
MassMutual Global Fund | MassMutual Global Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.23%
MassMutual Global Fund | MassMutual Global Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.38%
MassMutual Global Fund | MassMutual Global Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
MassMutual Global Fund | MassMutual Global Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
MassMutual Global Fund | MassMutual Global Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[5]
Expenses (as a percentage of Assets)	1.03%
MassMutual International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual International Equity Fund | MassMutual International Equity Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.08%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.18%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.28%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.38%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.53%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.58%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.78%	[6]
MassMutual International Equity Fund | MassMutual International Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.18%	[6]
MassMutual Short-Duration Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.46%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.56%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.66%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.76%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.91%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.96%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.16%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.51%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.76%	[7]
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.01%	[7]
MassMutual High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual High Yield Fund | MassMutual High Yield Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.54%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.64%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.74%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.84%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.99%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.04%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.24%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.59%	[8]
MassMutual High Yield Fund | MassMutual High Yield Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.54%	[8]

[1]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[2]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[4]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[5]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[6]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.08%, 1.18%, 1.28%, 1.38%, 1.53%, 1.58%, 1.78%, and 1.18% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[7]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[8]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.